SHARE BASED AND OTHER COMPENSATION (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Common stock issued to investment bank for fees related to conversion of convertible debentures			$ 0	$ 686,250
Equity instruments issued for services and compensation	$ 1,946,283	$ 2,638,110	3,449,775	2,739,699
Non-equity (derivative) Bristol Warrant			0	965,016
Total non-cash compensation in Statement of Cash Flows			3,449,775	4,390,965
Fair value of warrants issued with convertible Bridge financing			1,221,711	0
Total non-cash			4,671,486	4,390,965
Statement of Stockholders' Equity [Abstract]
Common stock issued for BOD fees	205,000		215,002	0
Common stock issued for placement fees in connection with January 2014 conversion of convertible debt			0	686,250
Stock based compensation for vesting of restricted stock			468,863	514,804
Stock based compensation for issuance of stock options	1,731,383		2,191,274	1,242,256
Common stock issued for professional services			150,000	305,049
Fair value of warrants issued for professional services	$ 0		424,636	677,590
Fair value of warrants issued with bridge financing			1,221,711	0
Total non-cash			4,671,486	4,390,965
Non-equity (derivative ) Bristol Warrant			0	965,016
Total non-cash compensation in Statement of Stockholders’ Equity			$ 4,671,486	$ 3,425,949